Significant Accounting Policies (Policies)	2 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
a)    Basis of Presentation and Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the subsidiaries disclosed in Note 1. All intercompany balances and transactions have been eliminated in consolidation.

Development Stage Company
b)    Development Stage Company: The Company complies with the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” As of September 30, 2012, the Company had not commenced operations or generated revenue. All activities from the Company’s incorporation through September 30, 2012 relate to the Company’s formation, the identification of potential target assets and the improvement and modification of the existing ones.

Use of Estimates
c)    Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates have been made by management, including the fair value of the Incentive Rights award to the Controlling Shareholder and the Non-controlling Shareholder, the recoverability of deferred finance costs and certain accrued liabilities. Actual results could differ from those estimates.

Comprehensive Income	d) Comprehensive Income: The Company has no other comprehensive income and accordingly comprehensive loss equals net loss.
Foreign Currency Translation
e)    Foreign Currency Translation: The functional and reporting currency of the Company and its subsidiaries is the United States Dollar (“U.S. Dollar”). Transactions incurred in other currencies during the year are translated into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Any resulting gains or losses are reflected separately in the accompanying consolidated statements of operations in the period in which they arise.

Cash and Cash Equivalents
f)    Cash and Cash Equivalents: The Company considers highly-liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less at the time of issuance to be cash equivalents.

Inventories
g)    Inventories: Inventories, which comprise of bunkers on board the vessels, are stated at the lower of cost or market and are charged to operating expenses as consumed determined on the first-in, first-out (“FIFO”) basis.

Advances for vessels acquisition
h)   Advances for vessels acquisition: Advances made to the Seller are classified as “Advances for vessel acquisition” until the date of the payment of the delivery installment, at which date the Company obtains the ownership of the vessel.

Amortization of Leasehold Improvements
i)   Amortization of Leasehold Improvements: Amortization of leasehold improvements on leased vessels is computed utilizing the straight-line method over the lease term or the remaining useful life of the asset, whichever is shorter, after the assessment of any extension options included in the charter parties or any vessel purchase commitments in place. If the Company purchases the leased vessel prior to the end of the operating lease term, the Company recognizes the value of any unamortized capitalized leasehold improvement as an adjustment of the acquisition price.

Deferred Financing Costs
j)    Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the straight-line method. The effect of using the straight-line method for amortizing financing fees incurred on new loans is not materially different from that obtained using the effective interest method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

Pension and Retirement Benefit Obligations
k)   Pension and Retirement Benefit Obligations — Crew: The vessel-owning companies included in the consolidated financial statements employ the crew on board, under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post-retirement benefits.

Leases
l)    Leases: Bareboat agreements which meet the criteria of ASC 840 as operating leases are recognized on a straight-line basis over the period of the agreement and are included under “Formation and administrative costs” in the accompanying consolidated statement of operations during the period that the vessels are under modification.